COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 – COMMITMENTS AND CONTINGENCIES

Legal

The Company is subject, from time to time, to claims by third parties under various legal disputes. Defending such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition, and cash flows. As of May 6, 2026, the Company did not have any pending legal actions.